Fair value measurements and Hedging:	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Fair value measurements and Hedging:

14.             Fair value measurements and Hedging:

Fair value on a recurring basis:

Interest rate swaps

As of June 30, 2026, the Company had no interest rate swaps in place.

Historically, the Company entered into interest rate swaps to convert a portion of its debt from floating-rate debt to fixed rates. Until March 31, 2025, these interest rate swaps were designated and qualified as cash flow hedges, with the effective portion of the unrealized gains/losses recognized in “Other Comprehensive income/(loss)”. Effective April 1, 2025, these interest rate swaps were de-designated from cash flow hedges as they no longer met the hedge accounting criteria. Accordingly, a gain of $446 for the six-month period ended June 30, 2025 was recognized under “Gain/(Loss) on derivative financial instruments, net” in the unaudited interim condensed consolidated income statement for the corresponding period.

In addition, in connection with early terminated interest rate swaps during the six-month period ended June 30, 2025 the Company recorded a gain of $771, which is included under “Loss on debt extinguishment, net” in the unaudited interim condensed consolidated income statement for the corresponding period.

In connection with the amortization of the previously recognized amounts under “Other comprehensive income/(loss)”, an amount of $212 is included under “Gain/(Loss) on derivative financial instruments, net” in the unaudited interim condensed consolidated income statement for the six-month period ended June 30, 2026.

Freight Derivatives and Bunker Swaps

The results of the Company’s freight derivatives and bunker swaps for the six-month periods ended June 30, 2025 and 2026 and the valuation of their open positions as of December 31, 2025 and June 30, 2026, based on Level 1 quoted market prices in active markets, are presented in the tables below.

	Six months ended June 30,
	2025	2026
Consolidated Income Statement
Gain/(Loss) on derivative financial instruments, net
Realized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	400	—
Unrealized gain/(loss) of de-designated accounting hedging relationship of interest rate swaps	46	212
Total Gain/(loss) recognized	$446	$212

Interest and finance costs
Reclassification adjustments of interest rate swap (loss)/gain transferred to Interest and finance costs from Other comprehensive income/(loss) (Note 9)	551	212
Total Gain/(loss) recognized	$551	$212

Gain/(Loss) on FFAs and bunker swaps, net
Realized gain/(loss) on FFAs	1,271	(2,796)
Realized gain/(loss) on bunker swaps	1,409	433
Unrealized gain/(loss) on FFAs	903	(1,471)
Unrealized gain/(loss) on bunker swaps	752	—
Total Gain/(loss) recognized	$4,335	$(3,834)

14.       Fair value measurements and Hedging - continued:

Fair value on a recurring basis - continued:

		Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)
		December 31, 2025		June 30, 2026
	Balance Sheet Location	(not designated as cash flow hedges)	(designated as cash flow hedges)	(not designated as cash flow hedges)	(designated as cash flow hedges)
ASSETS
FFAs - current	Derivatives, current asset portion	$617	$—	$—	$—
Total		$617	$—	$—	$—
LIABILITIES
FFAs - current	Derivatives, current liability portion	$—	$—	$854	$—
Total		$—	$—	$854	$—

Certain of the Company’s derivative financial instruments discussed above require the Company to periodically post additional collateral depending on the level of any open position under such financial instruments, which as of December 31, 2025 and June 30, 2026 amounted to $540 and $1,022, respectively, and are included within “Restricted cash, current” in the unaudited consolidated balance sheets.

14.       Fair value measurements and Hedging - continued:

Investment in debt security:

Details of the Company’s investment in debt securities are discussed in Note 19 of the Company’s consolidated financial statements for the year ended December 31, 2025, included in the 2025 Annual Report.

The amortized cost and fair value of AFS debt securities, based on their quoted prices in active market (Level 1), as of December 31, 2025 and June 30, 2026, are summarized as follows:

		December 31, 2025
	Balance Sheet Location	Amortized Cost	Unrealized gain/(loss)	Fair value
AFS Debt Securities	Other current assets	$1,408	$109	$1,517
		$1,408	$109	$1,517

		June 30, 2026
	Balance Sheet Location	Amortized Cost	Unrealized gain/(loss)	Fair value
AFS Debt Securities	Other current assets	$1,517	$(47)	$1,470
		$1,517	$(47)	$1,470

As of June 30, 2026, no allowance for credit losses has been recorded on the AFS debt securities, consistent with the Company’s assessment that the securities are investment-grade and show no indication of credit impairment. Interest income is accrued using the effective interest method and reported under Interest income and other income/(loss).

The Company’s financial instruments that may expose it to credit risk include cash balances, trade receivables, and derivative contracts. Cash is held with creditworthy financial institutions to minimize risk. Exposure related to derivative contracts is managed by primarily transacting through reputable clearing houses, including European Energy Exchange (“EEX”), Singapore Exchange (“SGX”) and Intercontinental Exchange (“ICE”), and by limiting over-the-counter exposure. The Company also monitors the creditworthiness of financial institutions and performs ongoing evaluations of customers’ financial condition to manage receivable risk.

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and financing under bareboat leases (Level 2), bearing interest at variable interest rates, approximates their recorded values as of June 30, 2026, due to the variable interest rate nature thereof.